Property, Equipment and Leasehold Improvement, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Depreciation, Depletion and Amortization [Abstract]
Depreciation of property, equipment and leasehold improvement	¥ 17,700	$ 2,709	¥ 10,772	¥ 5,832